Consolidated Statements of Comprehensive Loss (Unaudited) - Heliogen, Inc. - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Net income (loss)	$ (92)	$ (19,282)	$ (6,451)	$ (34,507)	$ 32,547	$ (129,598)
Other comprehensive loss, net of taxes:
Unrealized gains on available-for-sale securities				1	1	308
Cumulative translation adjustment	(58)	(2)	(85)	(4)	4	(231)
Total other comprehensive loss, net of taxes	(58)	(2)	(85)	(3)	5	77
Comprehensive loss	$ (150)	$ (19,284)	$ (6,536)	$ (34,510)	$ 32,552	$ (129,521)